Financing receivables	6 Months Ended
Sep. 30, 2015
Financing receivables
Financing receivables

7. Financing receivables:

In the normal course of business, Nomura extends financing to clients primarily in the form of loans and collateralized agreements such as reverse repurchase agreements and securities borrowing transactions. These financing receivables are recognized as assets on Nomura’s consolidated balance sheets and provide a contractual right to receive money either on demand or on future fixed or determinable dates.

Collateralized agreements

Collateralized agreements consist of reverse repurchase agreements disclosed as Securities purchased under agreements to resell and securities borrowing transactions disclosed as Securities borrowed in the consolidated balance sheets, including those executed under Gensaki Repo agreements. Reverse repurchase agreements and securities borrowing transactions principally involve the buying of government and government agency securities from customers under agreements that also require Nomura to resell these securities to those customers, or borrowing these securities with cash collateral. Nomura monitors the value of the underlying securities on a daily basis to the related receivables, including accrued interest, and requests or returns additional collateral when appropriate. Reverse repurchase agreements are generally recognized in the consolidated balance sheets at the amount for which the securities were originally acquired with applicable accrued interest. Securities borrowing transactions are generally recognized in the consolidated balance sheets at the amount of cash collateral advanced. No allowance for credit losses is generally recognized against these transactions due to the strict collateralization requirements.

Loans receivable

The key types of loans receivable recognized by Nomura are loans at banks, short-term secured margin loans, inter-bank money market loans and corporate loans.

Loans at banks include both retail and commercial secured and unsecured loans extended by licensed banking entities within Nomura such as The Nomura Trust & Banking Co., Ltd. and Nomura Bank International plc. For both retail and commercial loans secured by real estate or securities, Nomura is exposed to the risk of a decline in the value of the underlying collateral. Loans at banks also include unsecured commercial loans provided to investment banking clients for relationship purposes. Nomura is exposed to risk of default of the counterparty, although these counterparties usually have high credit ratings. Where loans are secured by guarantees, Nomura is also exposed to the risk of default by the guarantor.

Short-term secured margin loans are loans provided to clients in connection with securities brokerage business. These loans provide funding for clients in order to purchase securities. Nomura requests initial margin in the form of acceptable collateral securities or deposits against these loans and holds the purchased securities as collateral through the life of the loans. If the value of the securities declines by more than specified amounts, Nomura can make additional margin calls in order to maintain a specified ratio of loan-to-value (“LTV”) ratio. For these reasons, the risk to Nomura of providing these loans is limited.

Inter-bank money market loans are loans to financial institutions in the inter-bank money market, where overnight and intra-day financings are traded through money market dealers. The risk to Nomura of making these loans is not significant as only qualified financial institutions can participate in these markets and these loans are usually overnight or short-term in nature.

Corporate loans are primarily commercial loans provided to corporate clients extended by non-licensed banking entities within Nomura. Corporate loans include loans secured by real estate or securities, as well as unsecured commercial loans provided to investment banking clients for relationship purposes. The risk to Nomura of making these loans is similar to those risks arising from commercial loans reported in loans at banks.

In addition to the loans above, Nomura has advances to affiliated companies which are loans provided to related parties of Nomura. As these loans are generally not secured, Nomura is exposed to the risk of default of the counterparty.

The following tables present a summary of loans receivable reported within Loans receivable or Investments in and advances to affiliated companies in the consolidated balance sheets by portfolio segment.

	Millions of yen
	March 31, 2015
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥324,503	¥—	¥324,503
Short-term secured margin loans	425,245	—	425,245
Inter-bank money market loans	16,995	—	16,995
Corporate loans	377,114	317,218	694,332

Total loans receivable	¥1,143,857	¥317,218	¥1,461,075

Advances to affiliated companies	2,104	—	2,104

Total	¥1,145,961	¥317,218	¥1,463,179

	Millions of yen
	September 30, 2015
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥359,669	¥—	¥359,669
Short-term secured margin loans	497,459	—	497,459
Inter-bank money market loans	13,709	—	13,709
Corporate loans	446,993	278,943	725,936

Total loans receivable	¥1,317,830	¥278,943	¥1,596,773

Advances to affiliated companies	761	—	761

Total	¥1,318,591	¥278,943	¥1,597,534

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

The amounts of significant purchases of corporate loans during the six months ended September 30, 2014, were ¥62,309 million. There were no significant purchases of loans receivable during the three months ended September 30, 2014. The amounts of significant sales of corporate loans during the six and three months ended September 30, 2014, were ¥8,636 million. During the same period, there were no significant reclassifications of loans receivable to trading assets. The amount of significant purchases of corporate loans during the six months ended September 30, 2015, was ¥49,140 million. The amount of purchases of corporate loans during the three months ended September 30, 2015, was ¥27,997 million. There were no significant sales of loans receivable during the six and three months ended September 30, 2015. During the same period, there were no significant reclassifications of loans receivable to trading assets.

Allowance for credit losses

Management establishes an allowance for credit losses against loans carried at amortized cost which reflects management’s best estimate of probable losses incurred. The allowance for credit losses against loans, which is reported in the consolidated balance sheets within Allowance for doubtful accounts, comprises two components:

•	A specific component for loans which have been individually evaluated for impairment; and

•	A general component for loans which, while not individually evaluated for impairment, have been collectively evaluated for impairment based on historical loss experience.

The specific component of the allowance reflects probable losses incurred within loans which have been individually evaluated for impairment. A loan is defined as being impaired when, based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. Factors considered by management in determining impairment include an assessment of the ability of borrowers to pay by considering various factors such as the nature of the loan, prior credit loss experience, current economic conditions, the current financial situation of the borrower and the fair value of any underlying collateral. Loans that experience insignificant payment delays or insignificant payment shortfalls are not classified as impaired. Impairment is measured on a loan by loan basis by adjusting the carrying value of the loan to either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent.

The general component of the allowance is for loans not individually evaluated for impairment and includes judgment about collectability based on available information at the balance sheet date and the uncertainties inherent in those underlying assumptions. The allowance is based on historical loss experience adjusted for qualitative factors such as current economic conditions.

While management has based its estimate of the allowance for credit losses against loans on the best information available, future adjustments to the allowance may be necessary as a result of changes in the economic environment or variances between actual results and original assumptions.

Loans are charged-off when Nomura determines that the loans are uncollectible. This determination is based on factors such as the occurrence of significant changes in the borrower’s financial position such that the borrower can no longer pay the obligation or that the proceeds from collateral will not be sufficient to pay the loans.

The following tables present changes in the allowance for credit losses for the six and three months ended September 30, 2014 and 2015.

	Millions of yen
	Six months ended September 30, 2014
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥678	¥87	¥—	¥82	¥1	¥848	¥2,161	¥3,009
Provision for credit losses	(139)	(35)	—	(13)	(0)	(187)	34	(153)
Charge-offs	—	—	—	—	—	—	(121)	(121)
Other(1)	—	—	—	0	—	0	19	19

Ending balance	¥539	¥52	¥—	¥69	¥1	¥661	¥2,093	¥2,754

	Millions of yen
	Six months ended September 30, 2015
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥739	¥142	¥—	¥79	¥1	¥961	¥2,292	¥3,253
Provision for credit losses	96	4	—	(71)	(1)	28	127	155
Charge-offs	—	—	—	—	—	—	—	—
Other(1)	—	1	—	0	—	1	(26)	(25)

Ending balance	¥835	¥147	¥—	¥8	¥0	¥990	¥2,393	¥3,383

	Millions of yen
	Three months ended September 30, 2014
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥678	¥58	¥—	¥69	¥1	¥806	¥2,050	¥2,856
Provision for credit losses	(139)	(6)	—	0	(0)	(145)	29	(116)
Charge-offs	—	—	—	—	—	—	(8)	(8)
Other(1)	—	—	—	0	—	0	22	22

Ending balance	¥539	¥52	¥—	¥69	¥1	¥661	¥2,093	¥2,754

	Millions of yen
	Three months ended September 30, 2015
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥739	¥155	¥—	¥8	¥1	¥903	¥2,306	¥3,209
Provision for credit losses	96	(8)	—	—	(1)	87	123	210
Charge-offs	—	—	—	—	—	—	—	—
Other(1)	—	0	—	0	—	0	(36)	(36)

Ending balance	¥835	¥147	¥—	¥8	¥0	¥990	¥2,393	¥3,383

(1)	Includes the effect of foreign exchange movements.

The following tables present the allowance for credit losses against loans and loans by impairment methodology and type of loans as of March 31, 2015 and September 30, 2015.

	Millions of yen
	March 31, 2015
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥3	¥84	¥—	¥7	¥—	¥94
Evaluated collectively	736	58	—	72	1	867

Total allowance for credit losses	¥739	¥142	¥—	¥79	¥1	¥961

Loans by impairment methodology
Evaluated individually	¥4,929	¥172,259	¥16,995	¥369,113	¥174	¥563,470
Evaluated collectively	319,574	252,986	—	8,001	1,930	582,491

Total loans	¥324,503	¥425,245	¥16,995	¥377,114	¥2,104	¥1,145,961

	Millions of yen
	September 30, 2015
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥0	¥42	¥—	¥7	¥—	¥49
Evaluated collectively	835	105	—	1	0	941

Total allowance for credit losses	¥835	¥147	¥—	¥8	¥0	¥990

Loans by impairment methodology
Evaluated individually	¥6,498	¥159,347	¥13,709	¥437,793	¥—	¥617,347
Evaluated collectively	353,171	338,112	—	9,200	761	701,244

Total loans	¥359,669	¥497,459	¥13,709	¥446,993	¥761	¥1,318,591

Nonaccrual and past due loans

Loans which are individually evaluated as impaired are assessed for nonaccrual status in accordance with Nomura’s policy. When it is determined to suspend interest accrual as a result of an assessment, any accrued but unpaid interest is reversed. Loans are generally only returned to an accrual status if the loan is brought contractually current, i.e. all overdue principal and interest amounts are paid. In limited circumstances, a loan which has not been brought contractually current will also be returned to an accrual status if all principal and interest amounts contractually due are reasonably assured of repayment within a reasonable period of time or there has been a sustained period of repayment performance by the borrower.

As of March 31, 2015, the amount of loans which were on a nonaccrual status was not significant. The amount of loans which were 90 days past due was not significant.

As of September 30, 2015, the amount of loans which were on a nonaccrual status was not significant. The amount of loans which were 90 days past due was not significant.

Once a loan is impaired and placed on a nonaccrual status, interest income is subsequently recognized using the cash basis method.

Loan impairment and troubled debt restructurings

In the ordinary course of business, Nomura may choose to recognize impairment and also restructure a loan classified as held for investment either because of financial difficulties of the borrower, or simply as a result of market conditions or relationship reasons. A troubled debt restructuring (“TDR”) occurs when Nomura (as lender) for economic or legal reasons related to the borrower’s financial difficulties grants a concession to the borrower that Nomura would not otherwise consider.

Any loan being restructured under a TDR will generally already be identified as impaired with an applicable allowance for credit losses recognized. If not (for example if the loan is collectively assessed for impairment with other loans), the restructuring of the loan under a TDR will immediately result in the loan as being classified as impaired. An impairment loss for a loan restructuring under a TDR which only involves modification of the loan’s terms (rather than receipt of assets in full or partial settlement) is calculated in the same way as any other impaired loan. Assets received in full or partial satisfaction of a loan in a TDR are recognized at fair value.

As of March 31, 2015, and September 30, 2015, the amount of loans which were classified as impaired but against which no allowance for credit losses had been recognized was not significant. For impaired loans with a related allowance, the amount of recorded investment, the total unpaid principal balance and the related allowance was not significant.

The amount of TDRs which occurred during the six and three months ended September 30, 2014 and 2015, was not significant.

Credit quality indicators

Nomura is exposed to credit risks deriving from a decline in the value of loans or a default caused by deterioration of creditworthiness or bankruptcy of the obligor. Nomura’s risk management framework for such credit risks is based on a risk assessment through an internal rating process, in depth pre-financing credit analysis of each individual loan and continuous post-financing monitoring of obligor’s creditworthiness.

The following tables present an analysis of each class of loans not carried at fair value using Nomura’s internal ratings or equivalent credit quality indicators applied by subsidiaries as of March 31, 2015 and September 30, 2015.

	Millions of yen
	March 31, 2015
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥100,927	¥38,373	¥—	¥39,186	¥178,486
Unsecured loans at banks	141,395	4,620	2	—	146,017
Short-term secured margin loans	—	—	—	425,245	425,245
Secured inter-bank money market loans	7,249	—	—	—	7,249
Unsecured inter-bank money market loans	9,746	—	—	—	9,746
Secured corporate loans	249,046	117,255	1,141	2,298	369,740
Unsecured corporate loans	3,619	—	—	3,755	7,374
Advances to affiliated companies	1,929	175	—	—	2,104

Total	¥513,911	¥160,423	¥1,143	¥470,484	¥1,145,961

	Millions of yen
	September 30, 2015
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥121,873	¥62,229	¥—	¥42,042	¥226,144
Unsecured loans at banks	132,930	594	1	—	133,525
Short-term secured margin loans	—	—	—	497,459	497,459
Secured inter-bank money market loans	4,324	—	—	—	4,324
Unsecured inter-bank money market loans	9,385	—	—	—	9,385
Secured corporate loans	246,148	189,551	—	2,314	438,013
Unsecured corporate loans	3,461	—	—	5,519	8,980
Advances to affiliated companies	761	—	—	—	761

Total	¥518,882	¥252,374	¥1	¥547,334	¥1,318,591

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.

Nomura reviews internal ratings at least once a year by using available credit information of obligors including financial statements and other information. Internal ratings are also reviewed more frequently for high-risk obligors or problematic exposures and any significant credit event of obligors will trigger an immediate credit review process.